Acquisition And Disposal of Businesses	12 Months Ended
Dec. 31, 2014
Acquisition And Disposal of Businesses
3.	ACQUISITION AND DISPOSAL OF BUSINESSES

(a)	Sibanye Gold Spin-off

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management. Refer note 9.1.

(b)	Yilgarn South assets

On October 1, 2013, Gold Fields completed the acquisition of the Granny Smith, Lawlers and Darlot gold mines (collectively the Yilgarn South assets) in Western Australia, from Barrick Gold Corporation. Gold Fields acquired the assets for a total net consideration of $262.3 million after adjustments for working capital and employee entitlements. In accordance with the sale and purchase agreement, Gold Fields elected to satisfy half of the consideration by delivering 28.7 million of its common shares (which was based on the 5-day volume-weighted average price for the ADR’s trading on the NYSE prior to closing). The balance of $135.0 million (less a $30.0 million deposit paid on signing of the agreement) was paid from cash resources held by Gold Fields in Australia.

Taking control of the acquired mines enabled the Group to increase its production profile in Australia and to obtain cost efficiencies through the integration of the Lawlers and the existing Agnew gold mines.

In the three months to December 31, 2013, the Yilgarn South assets contributed revenue of $151.3 million and loss after tax was $4.1 million. The loss after tax was mainly due to transaction costs of $27.4 million. The disclosure of other information required by ASC 805-10-50-2 is impracticable as financial information for the acquired assets and liabilities under U.S. GAAP was not available prior to the acquistion date.

The following summarises the major classes of consideration transferred, and the recognised amount of assets acquired and liabilities assumed at the acquisition date.

Consideration transferred	$ million
Equity instruments (28.7 million ordinary shares)	127.3
Cash	135.0

Total consideration	262.3

The fair value of the ordinary shares issued was based on the listed share price of the Company at October 1, 2013 of R44.8 per share.

Identified assets acquired and liabilities assumed	$ million
Property plant and equipment	348.0
Inventories	40.8
Prepayments	0.6
Finance lease liability	(4.3)
Provision for environmental rehabilitation	(55.0)
Trade and other payables	(46.7)
Leave pay accrual	(21.1)

Total identifiable net assets acquired	262.3

The Group incurred acquisition related costs of $27.4 million in respect of stamp duty on the transferred assets, due diligence and legal costs. These costs have been included under other costs in the consolidated statement of operations.

There were no changes to the provisional purchase price allocattion performed at the time of acquisition of the Yilgarn South assets.

(c)	Sale of Yanfolila

On July 2, 2014, Gold Fields sold its 85% interest in the Yanfolila exploration project in Mali to London-listed Hummingbird Resources (Hummingbird) for $21.1 million in the form of 21,258,503 Hummingbird shares, resulting in Hummingbird being accounted for as an equity accounted investee. This sale resulted in a profit of $5.1 million being recognized under profit on disposal of investments and subsidiaries in the consolidated statement of operations. Refer note 14(d) for disclosure on the investment in Hummingbird.

(d)	Sale of Chucapaca

On August 19, 2014, Gold Fields sold its 51% stake in Canteras del Hallazgo S.A.C (CDH), the company that manages the Chucapaca exploration project in southern Peru, to Compañía de Minas Buenaventura S.A.A. (Buenaventura). Buenaventura is Peru’s largest publicly traded, precious metals mining company and previously owned 49% in CDH. The proceeds were $81.0 million and a 1.5% net smelter royalty on future sales of gold, copper and silver produced in the current Chucapaca concession. No value was attributed to the 1.5% net smelter royalty in calculating the sales price due to the uncertainty associated with realizing any future royalties given that the Chucapaca project is still in the exploration phase. This sale resulted in a profit of $72.8 million being recognized under profit on disposal of investments and subsidiaries in the consolidated statement of operations. Refer note 9.2.